Putnam Investments
One Post Office Square
Boston, MA 02109
December 30, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237)) on behalf of Putnam International Capital
Opportunities Fund

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of Putnam International Capital Opportunities Fund, a series of Putnam Investment Funds, Post-Effective Amendment No. 96 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment is marked to show changes in the prospectus and statement of additional information from the corresponding documents included in Post-Effective Amendment No. 94, which was filed pursuant to Rule 485(a) on October 20, 2009. The changes include the addition of information omitted from the prior filing, revisions made in response to comments of the Commission’s staff (as summarized below), and other minor revisions.

Prospectus

1. In Fund summary—Fees and expenses:

a. In the “Shareholder fees” table, delete the word “Maximum” in the “Maximum redemption fee” heading.

b. Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on certain redemptions of Class A shares and Class M shares.

c. Revise the text in the “Portfolio turnover” section to use the precise text of Item 3 of Form N-1A.

Responses:

a. We have deleted “Maximum” as requested.

b. We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a] Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads)….”

c. Item 3 instructs registrants to include “the following information, in plain English under Rule 421(d) under the Securities Act.” In addition, Instruction 1(b) to Item 3 of Form N-1A states that “[a] Fund may modify the narrative explanations if the explanation contains comparable information to that shown.” We have not revised this disclosure because we believe the current disclosure in this section complies with the plain English requirements and contains comparable information to the text contained in Item 3 of Form N-1A.

3. In Fund summary— Investments, risks, and performance:

a. In the “Investments” section, provide additional disclosure about the factors the fund considers in determining whether stock prices will rise.

b. Revise the first sentence in the lead-in paragraph to the performance tables in the “Performance” section to delete the reference to “potential rewards” associated with an investment.

Responses:

a. We have revised the disclosure as follows:

1

“We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We invest mainly in developed countries, but may invest in emerging markets.”

b. We have revised the disclosure, as requested.

4. In What are the fund’s main investment strategies and related risks? :

Add “after 60 days’ notice” at the end of the “Changes in policies” section.

Response:

We have not added this text since we do not believe that 60 days’ notice is required to change all policies referred to in this section. However, we confirm that, to the extent 60 days’ notice is required, we will provide such notice to shareholders.

5. In “Who oversees and manages the fund? – The fund’s investment manager – Portfolio manager”:

Provide more information about each portfolio manager’s business experience.

Response:

The table used to present each portfolio manager’s business experience during the past five years includes each individual’s current business title, which indicates the individual’s primary responsibility within Putnam. If the individual held other business titles at Putnam or at another employer during the past five years, those positions are also included in the table. We have retained the current content and format since we believe the current disclosure provides the information required by Item 10(a)(2) of Form N-1A. In addition, we believe the use of a tabular format is consistent with the “plain English” rules in Rule 421(b) through (d).

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act of 1933, as amended, that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 14824.

Very truly yours,

Anne Marie Duffy
Vice President and Counsel

cc: James E. Thomas, Esq., Ropes & Gray LLP